ETFMG Prime Mobile Payments ETF
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Australia - 3.4%
IT Services - 3.4% (d)
Afterpay Ltd. (a)	405,175	$35,907,313
EML Payments, Ltd. (a)	2,218,561	5,790,068
Total IT Services		41,697,381

Bermuda - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
PAX Global Technology, Ltd.	13,331,437	15,332,964

Brazil - 1.2%
IT Services - 1.2% (d)
Cielo SA	20,563,250	14,966,216

Canada - 2.1%
IT Services - 2.1% (d)
Nuvei Corp. (a)(f)	323,629	26,488,705

Cayman Islands - 6.1%
IT Services - 6.1% (d)
Pagseguro Digital, Ltd. - Class A - ADR (a)(b)	511,953	28,628,412
StoneCo, Ltd. - Class A - ADR (a)	447,407	30,003,113
Yeahka, Ltd. (a)	2,736,509	17,217,066
Total IT Services		75,848,591

Cyprus - 0.3%
IT Services - 0.3% (d)
QIWI PLC - ADR (b)	411,181	4,383,189

France - 2.6%
IT Services - 2.6% (d)
Worldline SA (a)(f)	352,255	32,972,087

Italy - 2.1%
IT Services - 2.1% (d)
Nexi SpA (a)(f)	1,199,948	26,336,678

Japan - 2.9%
Consumer Finance - 0.5%
Jaccs Co, Ltd.	245,698	5,750,167
IT Services - 2.3%
GMO Financial Gate, Inc.	27,991	5,457,357
GMO Payment Gateway, Inc.	183,689	23,925,288
Total IT Services		29,382,645
Software - 0.1%
Intelligent Wave, Inc.	308,505	1,713,377
Total Japan		36,846,189

Netherlands - 5.2%
IT Services - 5.2% (d)
Adyen NV (a)(f)	26,509	64,767,646

Puerto Rico - 1.4%
IT Services - 1.4% (d)
EVERTEC, Inc. - ADR	410,681	17,926,226

United Kingdom - 1.6%
IT Services - 1.6% (d)
Network International Holdings PLC (a)(f)	3,311,934	16,754,150
PayPoint PLC	370,256	2,898,907
Total IT Services		19,653,057

United States - 69.6%
Consumer Finance - 10.5%
American Express Co.	443,681	73,309,412
Discover Financial Services	322,812	38,185,431
Green Dot Corp. - Class A (a)(b)	423,534	19,842,568
Total Consumer Finance		131,337,411
IT Services - 56.2% (d)
Affirm Holdings, Inc. (a)(b)	421,669	28,399,407
Boku, Inc. (a)(f)	2,384,387	5,640,124
Cantaloupe, Inc. (a)	468,450	5,555,817
Euronet Worldwide, Inc. (a)	141,814	19,194,525
Evo Payments, Inc. - Class A (a)(b)	586,261	16,262,880
Fidelity National Information Services, Inc.	498,837	70,670,238
Fiserv, Inc. (a)	562,191	60,092,596
FleetCor Technologies, Inc. (a)	110,451	28,282,083
Flywire Corp. (a)(b)	578,276	21,245,860
Global Payments, Inc.	269,058	50,459,137
I3 Verticals, Inc. - Class A (a)	186,340	5,631,195
International Money Express, Inc. (a)	282,826	4,199,966
MasterCard, Inc. - Class A	201,963	73,734,672
Net 1 UEPS Technologies, Inc. (a)	584,479	2,752,896
PayPal Holdings, Inc. (a)	283,358	82,593,190
Paysign, Inc. (a)(b)	561,237	1,784,734
Sezzle, Inc. (a)(b)	811,452	5,361,321
Shift4 Payments, Inc. - Class A (a)(b)	225,560	21,139,483
Square, Inc. - Class A (a)	345,831	84,313,597
Visa, Inc. - Class A (b)	320,218	74,873,373
Western Union Co. (b)	896,975	20,603,516
WEX, Inc. (a)	107,809	20,904,165
Total IT Services		703,694,775
Software - 1.4%
ACI Worldwide, Inc. (a)	488,513	18,143,373
Technology Hardware, Storage & Peripherals - 1.5%
NCR Corp. (a)	426,413	19,448,697
Total United States		872,624,256
TOTAL COMMON STOCKS (Cost $1,015,278,971)		1,249,843,185

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 12.0%
ETFMG Sit Ultra Short ETF (e)	600,000	29,850,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	120,912,593	120,912,593
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $150,994,860)		150,762,593

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 0.03% (c)	5,557,355	5,557,355
TOTAL SHORT-TERM INVESTMENTS (Cost $5,557,355)		5,557,355

Total Investments (Cost $1,171,831,186) - 112.1%		1,406,163,133
Liabilities in Excess of Other Assets - (12.1)%		(151,224,881)
TOTAL NET ASSETS - 100.0%		$1,254,938,252

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at June 30, 2021.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2021.
(d)	As of June 30, 2021 the Fund had a significant portion of its assets in the IT Services Industry.
(e)
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act.  A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended June 30, 2021 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2021	Dividends	Shares Held At June 30, 2021
ETFMG Sit Ultra Short ETF	$29,871,000	$-	$-	$-	$(21,000)	$29,850,000	$-	600,000

(f)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $172,959,390, which represented 13.8% of the net assets of the Fund.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

IPAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,249,843,185	$-	$-	$1,249,843,185
Short-Term Investments	5,557,355	-	-	5,557,355
ETFMG Sit Ultra Short ETF**	29,850,000	-	-	29,850,000
Investments Purchased with Securities Lending Collateral*	-	-	-	120,912,593
Total Investments in Securities	$1,285,250,540	$-	$-	$1,406,163,133

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.